Restricted Net Asset - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Statutory Accounting Practices [Line Items]
Statutory reserves	¥ 63,174	$ 9,308	¥ 64,622
Percentage of reserve appropriation of after tax income	10.00%
Restricted net asset, PRC generally accepted accounting principles (in RMB) or (in dollars)		607,493	4,217,827
PRC
Statutory Accounting Practices [Line Items]
Statutory reserves	¥ 63,174	$ 9,308	¥ 64,622
PRC | Minimum
Statutory Accounting Practices [Line Items]
Minimum required Percentage of annual after-tax profit to the general statutory reserve		10.00%	10.00%
PRC | Maximum
Statutory Accounting Practices [Line Items]
Maximum requirement of each of the Entity's PRC Subsidiaries' after-tax profits to be allocated to a general reserve fund as a percentage of each Subsidiaries' registered capital		50.00%	50.00%